Benefit Plans (Net Postemployment Costs) (Details) (Postemployment Benefit Plans [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28	$ 26	$ 16
Interest cost	22	24	22
Amortization of net loss	39	39	23
Other expense	106	54	57
Net postemployment cost	$ 195	$ 143	$ 118